Fair Value of Financial Instruments (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value of Financial Instruments (Textual)
Changes in fair value of contingent consideration	$ 3,300,000		$ 0	$ 1,900
Gain on contingent share issuance liabilities	$ 3,500,000	$ 0	$ 4,200